TUTTLE INVERSE CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 61.1%
	AUTOMOTIVE - 1.9%
7,150	Lucid Group, Inc.(a)	$ 30,173
3,867	NIO, Inc. - ADR(a)	28,113
		58,286
	BANKING - 2.1%
8,182	NU Holdings Ltd./Cayman Islands(a)	66,601

	BEVERAGES - 2.3%
1,207	Brown-Forman Corporation, Class B	70,899

	BIOTECH & PHARMA - 7.7%
859	Moderna, Inc.(a)	66,744
1,393	Novo Nordisk A/S - ADR	141,863
343	Sarepta Therapeutics, Inc.(a)	27,879
		236,486
	CHEMICALS - 1.0%
245	Albemarle Corporation	29,711

	E-COMMERCE DISCRETIONARY - 4.4%
1,820	Alibaba Group Holding Ltd. - ADR(a)	136,282

	HOUSEHOLD PRODUCTS - 4.7%
628	Estee Lauder Companies, Inc. (The), Class A	80,189
3,280	Kenvue, Inc.	67,043
		147,232
	INTERNET MEDIA & SERVICES - 2.1%
2,983	Groupon, Inc.(a)	33,738
1,320	Maplebear, Inc.(a)	31,931
		65,669

TUTTLE INVERSE CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 61.1% (Continued)
	LEISURE FACILITIES & SERVICES - 1.1%
1,036	Cava Group, Inc.(a)	$ 35,234

	METALS & MINING - 4.2%
4,952	Alcoa Corporation	133,011

	RENEWABLE ENERGY - 3.8%
6,893	Cleanspark, Inc.(a)	43,013
415	Enphase Energy, Inc.(a)	41,923
409	SolarEdge Technologies, Inc.(a)	32,466
		117,402
	SEMICONDUCTORS - 0.9%
1,244	Aehr Test Systems(a)	28,563

	SOFTWARE - 11.5%
745	BILL Holdings, Inc.(a)	48,775
1,070	C3.ai, Inc.(a)	31,158
3,288	DocuSign, Inc.(a)	141,713
1,444	Fortinet, Inc.(a)	75,897
2,146	IonQ, Inc.(a)	26,246
1,266	Upstart Holdings, Inc.(a)	33,878
		357,667
	TECHNOLOGY SERVICES - 6.3%
2,288	PayPal Holdings, Inc.(a)	131,812
2,400	Riot Blockchain, Inc.(a)	30,120
2,127	Toast, Inc., Class A(a)	31,628
		193,560
	TRANSPORTATION & LOGISTICS - 7.1%
6,038	American Airlines Group, Inc.(a)	75,052
954	United Parcel Service, Inc., B	144,636
		219,688

	TOTAL COMMON STOCKS (Cost $1,949,451)	1,896,291

TUTTLE INVERSE CRAMER TRACKER ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.4%
	COMMODITY - 4.4%
1,958	United States Oil Fund, L.P.(a) (Cost $142,337)	$ 137,334

	RIGHT — 0.0%(b)
	INTERNET MEDIA & SERVICES - 0.0% (b)
2,983	Groupon, Inc. (Cost $0)	7

	TOTAL INVESTMENTS – 65.5% (Cost $2,091,788)	$ 2,033,632
	OTHER ASSETS IN EXCESS OF LIABILITIES – 34.5%	1,067,917
	NET ASSETS - 100.0%	$ 3,101,549

TUTTLE INVERSE CRAMER TRACKER ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — (86.4)%
	APPAREL & TEXTILE PRODUCTS - (4.8)%
(5,117)	On Holding A.G.	$ (148,444)

	AUTOMOTIVE - (3.0)%
(380)	Tesla, Inc.	$ (91,230)

	BANKING - (9.5)%
(3,752)	US Bancorp	(143,026)
(3,415)	Wells Fargo & Company	(152,275)
		(295,301)
	E-COMMERCE DISCRETIONARY - (4.6)%
(972)	Amazon.com, Inc.	(141,999)

	ELECTRIC UTILITIES - (2.9)%
(5,200)	PG&E Corporation	(89,284)

	HOME CONSTRUCTION - (4.3)%
(1,050)	Lennar Corporation, Class A	(134,316)

	INTERNET MEDIA & SERVICES - (17.4)%
(1,359)	DoorDash, Inc., Class A	(127,719)
(413)	Meta Platforms, Inc., Class A	(135,113)
(303)	Netflix, Inc.	(143,613)
(2,363)	Uber Technologies, Inc.	(133,226)
		(539,671)
	LEISURE FACILITIES & SERVICES - (9.3)%
(68)	Chipotle Mexican Grill, Inc.	(149,753)
(3,681)	DraftKings, Inc., Class A	(140,761)
		(290,514)
	RETAIL - CONSUMER STAPLES - (4.7)%
(1,093)	Target Corporation	(146,254)

	RETAIL - DISCRETIONARY - (3.2)%
(6,250)	Macy's, Inc.	(99,125)

TUTTLE INVERSE CRAMER TRACKER ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — (86.4)% (Continued)
	SEMICONDUCTORS - (4.3)%
(287)	NVIDIA Corporation	$ (134,230)

	SOFTWARE - (14.2)%
(266)	Crowdstrike Holdings, Inc., Class A	(63,039)
(397)	Microsoft Corporation	(150,427)
(638)	Salesforce, Inc.	(160,713)
(356)	Snowflake, Inc.	(66,814)
		(440,993)
	TECHNOLOGY HARDWARE - (4.2)%
(682)	Apple, Inc.	(129,546)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $2,470,574)	(2,680,907)

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security.
(b)	Less than 0.005%